Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables	23. Trade and other receivables

Accounting policy
Trade and other receivables, excluding trade receivables for PGM and zinc concentrate sales, prepayments and value added tax, are non-derivative financial assets categorised as financial assets measured at amortised cost.
The above non-derivative financial assets are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end in line with the impairment policy described in note 35. Irrecoverable amounts are written off during the period in which they are identified based on the write-off policy included in note 35.
In addition to other types of PGM sales, trade receivables include actual invoiced sales of PGM concentrate, as well as sales not yet invoiced for which deliveries have been made and the control has transferred. This is similar for sales of zinc concentrate also included in trade receivables. The PGM and zinc concentrate receivables are financial assets measured at fair value through profit or loss, as the solely payments of principle and interest criteria is not met. The receivable amount calculated for the PGM and zinc concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is remeasured to reflect the fair value movements in the pricing mechanism which are recognised in revenue. Foreign exchange movements on foreign currency denominated receivables are recognised as a foreign exchange gain or loss in profit or loss subsequent to the recognition of a sale.

Figures in million – SA rand	2025	2024	2023
Trade receivables — gold operations	—	56	—
Trade receivables — PGM operations	3,305	2,099	5,353
PGM sales concentrate	1,286	965	3,407
PGM sales other	2,019	1,134	1,946
Trade receivables — zinc concentrate sales	84	356	108
Trade receivables — Sandouville metals sales	31	122	261
Trade receivables — e-scrap recycling	531	249	—
Other trade and non-trade receivables[1]	881	783	947
Payroll debtors	219	192	273
Interest receivable	46	42	90
Financial assets	5,097	3,899	7,032
Prepayments[2]	660	793	1,219
Value added tax	1,054	1,030	649
Total trade and other receivables	6,811	5,722	8,900
1These receivables arise from the Group's non-core activities such as services rendered by service entities to third parties, scrap metal and diesel sales, recovery of water and electricity and other miscellaneous items, and therefore do not include the Group's proceeds from the sale of products
2Prepayments for the year ended 31 December 2024 includes prepayments of DRDGOLD made towards capital projects amounting to R113 million (2023: R610 million)
Fair value of trade and other receivables
The fair value of trade receivables for PGM concentrate sales are determined based on ruling market prices, volatilities and interest rates, and constitutes level 2 on the fair value hierarchy (see note 35.1).
The fair value of trade and other receivables measured at amortised cost approximate the carrying value due to the short maturity.
Credit risk
The Group is exposed to credit risk on the total carrying value of trade and other receivables (see note 35.2).
Trade receivables measured at amortised cost are reviewed on a regular basis and an allowance for impairment is raised when they are not considered recoverable based on an expected credit loss assessment. The Group transacts exclusively with a limited number of large international institutions and other organisations with strong credit ratings and the negligible historical level of customer default. Trade receivables, including trade receivables from metal sales such as chrome, silver, cobalt, zinc and copper, are currently in a sound financial position and no impairment allowance has been recognised.
The table below summarises the impairment allowance raised on other non-trade receivables that are considered to be impaired:

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	253	101	214
Impairment allowance recognised in profit or loss for the year	92	161	21
Financial assets written off	(129)	(6)	(132)
Impaired financial assets recovered during the year	(8)	(3)	(2)
Balance at end of the year[1]	208	253	101
1The impairment allowance mainly relates to payroll receivables, property rentals and certain supplier loans. During 2024, an impairment allowance related to a receivable balance from Blue Ridge Platinum Proprietary Limited (Blue Ridge) was recognised amounting to R118 million. The remaining impairment allowance recognised for 2024 also relates to non-core activity receivables of the Group
Commodity price risk
The Group is exposed to commodity price risk on PGM concentrate receivables that are still subject to provisional pricing adjustments after the reporting date. A change in the 4E basket price of one percent would impact revenue and the related PGM concentrate receivables by R10 million.
Foreign currency sensitivity
Certain of the Group’s components with SA rand as their functional currency have trade and other receivables which are settled in
US dollars. The balances are sensitive to changes in the rand/US dollar exchange rate. A one percentage point change in the SA rand closing exchange rate of R16.57/US$ would have impacted profit/loss before tax by R18 million.